Revenues (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Revenue
Total Services revenues	$ 56,971	$ 45,354	$ 34,480
Inbound
Revenue from sale of telecommunication equipment	8,215	7,886	6,016
Revenue from sale of equipment and rendering of services	65,186	53,240	40,496
Other income	133	83	44
Revenue from sale of equipment, rendering of services and other income	65,319	53,323	40,540
Gain on disposal of property, plant and equipment	21	17	31
Fixed services
Disclosure of Revenue
Revenue from voice service	8,505	6,010	4,338
Revenue from internet service	7,715	5,994	4,557
Revenue from data service	3,577	2,919	1,780
Total Services revenues	19,797	14,923	10,675
Inbound
Revenue from sale of telecommunication equipment	663	91	61
Other income	71	66	39
Personal Mobile Services
Disclosure of Revenue
Total Services revenues	34,289	28,049	22,258
Outbound
Postpaid	8,380	6,951	5,401
Abono Fijo	13,241	10,365	7,919
Prepaid	8,359	7,548	6,345
Total Outbound	29,980	24,864	19,665
Inbound
From Fixed Services - CPP	1,012	779	624
From Mobile Services - TLRD	1,698	932	924
Total Inbound	2,710	1,711	1,548
Others	1,599	1,474	1,045
Revenue from sale of telecommunication equipment	7,446	7,535	5,796
Other income	62	16	5
Nucleo Mobile Services
Disclosure of Revenue
Total Services revenues	2,885	2,382	1,547
Outbound
Postpaid	81	62	36
Abono Fijo	999	766	458
Prepaid	1,445	1,134	742
Total Outbound	2,525	1,962	1,236
Inbound
From Mobile Services - TLRD	133	118	80
From Fixed Services - Interconnection	8	9	9
Total Inbound	141	127	89
Others	219	293	222
Revenue from sale of telecommunication equipment	$ 106	260	$ 159
Other income		$ 1